Consolidated Statements of Comprehensive Income (Loss) Statement - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020 [1]	Dec. 31, 2019 [1]
Statement of comprehensive income [abstract]
Loss for the year	$ (20,263)	$ (54,516)	$ (36,739)
Other comprehensive income (loss) to be reclassified to profit or loss in subsequent years :
Net gain (loss) on cash flow hedge	(129)	31	57
Exchange differences on translation of foreign operations	157	100	49
Net other comprehensive income (loss) to be reclassified to profit or loss in subsequent years	28	131	106
Other comprehensive income (loss) not to be reclassified to profit or loss in subsequent years :
Re-measurement gains (losses) on defined benefit plans	(33)	79	(58)
Net other comprehensive income (loss) not to be reclassified to profit or loss in subsequent years	(33)	79	(58)
Total other comprehensive income (loss)	(5)	210	48
Total comprehensive income (loss)	(20,268)	(54,306)	(36,691)
Attributable to:
Shareholders of the parent	(20,268)	(54,306)	(36,691)
Non-controlling interests	$ 0	$ 0	$ 0

[1]	2019 and 2020 amounts restated to reflect the impact of application of the IFRS IC decision on IAS 19 as described in Note 2.2